Offerings	Feb. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, 2020 Equity Incentive Plan
Amount Registered | shares	6,552,942
Proposed Maximum Offering Price per Unit	53.96
Maximum Aggregate Offering Price	$ 353,596,750.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,831.71
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.001 per share ("Common Stock"), of Vaxcyte, Inc. (the "Registrant") that become issuable by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding shares of Common Stock. Estimated in accordance with Rules 457(c) and 457(h) solely for purposes of calculating the registration fee on the basis of $53.96, the average of the high and low prices of the Registrant's Common Stock as reported on The Nasdaq Global Stock Market on February 17, 2026. Represents an automatic annual increase to the shares of Common Stock reserved for issuance equal to 5% of the total number of shares of Common Stock outstanding on December 31 of the preceding calendar year, which annual increase is provided by the Registrant's 2020 Equity Incentive Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, 2020 Employee Stock Purchase Plan
Amount Registered | shares	1,310,588
Proposed Maximum Offering Price per Unit	53.96
Maximum Aggregate Offering Price	$ 70,719,328.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,766.34
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.001 per share ("Common Stock"), of Vaxcyte, Inc. (the "Registrant") that become issuable by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding shares of Common Stock. Estimated in accordance with Rules 457(c) and 457(h) solely for purposes of calculating the registration fee on the basis of $53.96, the average of the high and low prices of the Registrant's Common Stock as reported on The Nasdaq Global Stock Market on February 17, 2026. Represents an automatic annual increase to the shares of Common Stock reserved for issuance equal to 1% of the total number of shares of Common Stock outstanding on December 31 of the preceding calendar year, which annual increase is provided by the Registrant's 2020 Employee Stock Purchase Plan.